Earnings per share - Diluted (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Diluted earnings per share [abstract]
Resulted of the year attributable to controlling shareholders'	R$ 2,103,937	R$ 1,953,516	R$ 8,209,902	R$ 13,298,971
Weighted average number of outstanding shares – in thousands			1,234,165	1,236,969
Average number of potential shares (stock options) - in thousands			2,841	3,076
Weighted average number of shares (diluted) – in thousands			1,237,006	1,240,045
Diluted earnings per common share – R$	R$ 1.70416	R$ 1.57671	R$ 6.63691	R$ 10.72459